Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Accounting Recivables
At December 31, this account comprises:

	Total		Current		Non-current
	2018	2019	2018	2019	2018	2019
Advances to suppliers (a)	146,536	135,481	81,719	135,481	64,817	—
Income tax on-account payments (b)	91,353	70,647	91,353	70,647	—	—
VAT credit (c)	105,238	45,910	79,076	31,646	26,162	14,264
Guarantee deposits (d)	180,010	181,400	167,769	98,046	12,241	83,354
Claims to third parties (e)	62,163	79,772	62,163	38,875	—	40,897
Petroleos del Peru S.A.- Petroperu S.A. (f)	75,750	80,941	11,953	17,292	63,797	63,649
ITAN and other tax receivable	45,890	60,883	20,246	30,233	25,644	30,650
Restricted funds (g)	67,972	15,974	39,394	973	28,578	15,001
Rental and sale of equipment - GyM S.A. projects	34,768	30,798	34,768	30,798	—	—
Accounts receivable from personneel	3,479	2,836	3,479	2,836	—	—
Consorcio Constructor Ductos del Sur (h)	52,114	27,782	—	—	52,114	27,782
Consorcio Panorama	27,132	23,491	5,306	—	21,826	23,491
Other minors	23,837	16,488	16,059	15,253	7,778	1,235

	916,242	772,403	613,285	472,080	302,957	300,323
Impairment	(24,834)	(27,580)	(24,834)	(27,580)	—	—

	891,408	744,823	588,451	444,500	302,957	300,323

Schedule of Advances to Suppliers
(a)	Advance to suppliers - corresponds mainly to the following:

	Total		Current		Non-current
	2018	2019	2018	2019	2018	2019
Alsthom Transporte - Linea 1	66,395	2,597	1,578	2,597	64,817	—
Advances - Refineria Talara	9,755	48,303	9,755	48,303	—	—
Advances - joint operations vendors	42,410	49,181	42,410	49,181	—	—
Others	27,976	35,400	27,976	35,400	—	—

	146,536	135,481	81,719	135,481	64,817	—

Schedule of Income Tax Payments
(b)	Income tax on-account payments, consist of income tax payments and credits in the following subsidiaries:

	Current
	2018	2019
GyM S.A.	55,377	45,628
GMI S.A.	3,877	7,203
GMP S.A.	8,511	2,400
Concar S.A.	8,563	3,709
Viva GyM S.A.	8,114	3,485
Graña y Montero S.A.A.	6,463	2,895
Norvial S.A.	—	4,266
Survial S.A.	334	426
Others	114	635

	91,353	70,647

Schedule of Tax Credit Related to VAT on Subsidiaries
(c)	Tax credit related to VAT on the following subsidiaries:

	Total		Current		Non-current
	2018	2019	2018	2019	2018	2019
GyM S.A.	39,183	12,963	38,653	12,963	530	—
GyM Ferrovias S.A.	25,453	11,970	25,453	11,970	—	—
Graña y Montero S.A.A.	9,821	—	9,821	—	—	—
Concar S.A.	2,382	1,653	2,382	1,653	—	—
Survial SA.	—	1,817	—	1,817	—	—
GMI S.A.	589	1,513	589	1,513	—	—
Viva GyM S.A.	7,255	6,874	511	513	6,744	6,361
Negocios del Gas S.A.	8,411	—	—	—	8,411	—
GMP S.A.	456	396	456	396	—	—
Norvial S.A.	1,997	—	—	—	1,997	—
Concesionaria Vesur S.A.	6,074	—	1,015	—	5,059	—
Others	3,617	8,724	196	821	3,421	7,903

	105,238	45,910	79,076	31,646	26,162	14,264

Schedule of guarantee deposits	These deposits are retained by customers to ensure the subsidiary’s compliance with its obligations under the contracts. The amounts retained will be recovered once the work is completed.

	Total		Current		Non-current
	2018	2019	2018	2019	2018	2019
Talara Refinery	72,992	55,567	72,992	308	—	55,259
Retention Toquepala	15,633	19,630	15,633	19,630	—	—
Retention Minera Teck	2,848	16,075	2,848	16,075	—	—
Retention Quellaveco	2,996	15,926	2,996	15,926	—	—
Joint operations retention	43,268	29,575	43,268	15,654	—	13,921
Retention Morelco	16,282	15,261	16,282	15,261	—	—
Retention Marcobre	—	5,052	—	5,052	—	—
SBLC guarantees - Sale of CAM Chile S.p.A.	20,221	14,726	7,980	3,576	12,241	11,150
Others	5,770	9,588	5,770	6,564	—	3,024

	180,010	181,400	167,769	98,046	12,241	83,354